UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21798

UTOPIA FUNDS
(Exact name of registrant as specified in charter)

111 Cass Street, Traverse City, Michigan		49684
(Address of principal executive offices)		(Zip code)

Paul Sutherland 111 Cass Street, Traverse City, Michigan 49684
(Name and address of agent for service)

Registrant’s telephone number, including area code:		231.929.4500

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2005

Item 1 – Schedule of Investments.

Utopia Core Fund

Schedule of of Investments, December 31, 2005 (unaudited)

Total Investments*
(Cost $0)	0.00%	$0
Assets in Excess of Other Liabilities	100.00%	100,000

Net Assets	100.00%	$100,000

*As of December 31, 2005 there were no investments held by the Fund.

Gross appreciation (excess of value over tax cost)	$0
Gross depreciation (excess of tax cost over value)	$0
Net unrealized appreciation/(depreciation)	$0
Cost of investments for income tax purposes	$0

See Notes to Schedule of Investments

Utopia Core Conservative Fund

Schedule of of Investments, December 31, 2005 (unaudited)

Total Investments* (Cost $0)	0.00%	$0
Assets in Excess of Other Liabilities	100.00%	100,000

Net Assets	100.00%	$100,000

*As of December 31, 2005 there were no investments held by the Fund.

Gross appreciation (excess of value over tax cost)	$0
Gross depreciation (excess of tax cost over value)	$0
Net unrealized appreciation/(depreciation)	$0
Cost of investments for income tax purposes	$0

See Notes to Schedule of Investments

Utopia Growth Fund

Schedule of of Investments, December 31, 2005 (unaudited)

Total Investments* (Cost $0)	0.00%	$0
Assets in Excess of Other Liabilities	100.00%	100,000

Net Assets	100.00%	$100,000

*As of December 31, 2005 there were no investments held by the Fund.

Gross appreciation (excess of value over tax cost)	$0
Gross depreciation (excess of tax cost over value)	$0
Net unrealized appreciation/(depreciation)	$0
Cost of investments for income tax purposes	$0

See Notes to Schedule of Investments

Utopia Yield Income Fund

Schedule of of Investments, December 31, 2005 (unaudited)

Total Investments* (Cost $0)	0.00%	$0
Assets in Excess of Other Liabilities	100.00%	100,000

Net Assets	100.00%	$100,000

*As of December 31, 2005 there were no investments held by the Fund.

Gross appreciation (excess of value over tax cost)	$0
Gross depreciation (excess of tax cost over value)	$0
Net unrealized appreciation/(depreciation)	$0
Cost of investments for income tax purposes	$0

See Notes to Schedule of Investments

Notes to Schedule of Investments

1. Organization and Registration

Utopia Funds, an open-end registered investment company (the “Trust”), was organized as a Delaware statutory trust on May 23, 2005. The Trust currently offers shares of beneficial interest (“shares”) of the Utopia Growth Fund, Utopia Core Fund, Utopia Core Conservative Fund, and the Utopia Yield Income Fund (the “Funds”). The Funds are non-diversified with an investment objective to seek long-term absolute total return. The Declaration of Trust permits the Trustees to create additional funds and classes.

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UTOPIA FUNDS

By:	/s/ Paul Sutherland

Paul Sutherland
Principal Executive Officer
and President

Date:	February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul Sutherland

Paul Sutherland
Principal Executive Officer and
President

Date:	February 28, 2006

By:	/s/ Jonathan Mohrhardt

Jonathan Mohrhardt
Principal Financial Officer and
Treasurer

Date:	February 28, 2006